Basis of presentation - Summary of correction of the deferred liabilities impacted Statement of Profit and Loss (Details) - EUR (€) € / shares in Units, € in Thousands	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Disclosure of changes in accounting estimates [line items]
Profit/(loss) before taxes	€ (2,353)	€ (17,852)	€ (1,722)	€ (19,573)	€ (21,925)	€ 21,346		€ (96,994)	[1]	€ 42,036	[1]
Taxes on income	(2,952)	(140)	(518)	(660)	(3,612)	(6,128)		2,345	[1]	(14,333)	[1]
Net profit/(loss)	(5,305)	(17,992)	(2,240)	(20,233)	(25,537)	15,218	[2]	(94,649)	[1]	27,703	[1]
Attributable to:
Equity holders of the parent	(5,305)	(17,992)	(2,240)					(94,649)		27,703
Non-controlling interest	0	0	0					0		0
Net profit/(loss)	€ (5,305)	€ (17,992)	€ (2,240)	(20,233)	(25,537)	€ 15,218	[2]	€ (94,649)	[1]	€ 27,703	[1]
Net profit/(loss) per share:
Basic	€ (0.05)	€ (0.17)	€ (0.02)			€ 0.14		€ (1.18)	[1]	€ 0.41	[1]
Diluted	€ (0.08)	€ (0.17)	€ (0.03)			€ 0.14		€ (1.18)	[1]	€ 0.4	[1]
Weighted average shares outstanding:
Basic	103,107,543	103,071,657	98,740,222			105,744,929		80,546,682	[3]	67,220,824	[3]
Diluted	110,295,043	103,071,657	105,927,222			106,795,100		80,546,682	[3]	68,824,906	[3]
As Previously Reported [Member]
Disclosure of changes in accounting estimates [line items]
Profit/(loss) before taxes	€ (2,353)	€ (17,852)	€ (1,722)	(19,573)	(21,925)			€ (96,994)		€ 42,036
Taxes on income	(6,217)	(170)	(1,332)	(1,503)	(7,720)			0		(4,522)
Net profit/(loss)	(8,570)	(18,022)	(3,054)	(21,076)	(29,645)			(96,994)		37,514
Attributable to:
Equity holders of the parent	(8,570)	(18,022)	(3,054)					(96,994)		37,514
Non-controlling interest	0	0	0					0		0
Net profit/(loss)	€ (8,570)	€ (18,022)	€ (3,054)	(21,076)	(29,645)			€ (96,994)		€ 37,514
Net profit/(loss) per share:
Basic	€ (0.08)	€ (0.17)	€ (0.03)					€ (1.2)		€ 0.56
Diluted	€ (0.11)	€ (0.17)	€ (0.04)					€ (1.2)		€ 0.55
Weighted average shares outstanding:
Basic	103,107,543	103,071,657	98,740,222					80,546,682		67,220,824
Diluted	110,295,043	103,071,657	105,927,222					80,546,682		68,824,906
Adjustment [Member]
Disclosure of changes in accounting estimates [line items]
Profit/(loss) before taxes	€ 0	€ 0	€ 0	0	0			€ 0		€ 0
Taxes on income	3,265	30	814	843	4,108			2,345		(9,811)
Net profit/(loss)	3,265	30	814	843	4,108			2,345		(9,811)
Attributable to:
Equity holders of the parent	3,265	30	814					2,345		(9,811)
Non-controlling interest	0	0	0					0		0
Net profit/(loss)	€ 3,265	€ 30	€ 814	€ 843	€ 4,108			€ 2,345		€ (9,811)
Net profit/(loss) per share:
Basic	€ 0.03	€ 0	€ 0.01					€ (0.02)		€ (0.15)
Diluted	€ 0.03	€ 0	€ 0.01					€ (0.02)		€ (0.15)
Weighted average shares outstanding:
Basic	0	0	0					0		0
Diluted	0	0	0					0		0

[1]	See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities
[2]	See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities
[3]	See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities